Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	AntriaBio, Inc.
Entity Central Index Key	0001509261
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash	$ 527	$ 25,878	$ 646
Note receivable - related party	163,829	832,454	407,004
Interest receivable - related party	3,341	31,547	7,111
Inventory	223,000	0	0
Due from related party	183,346	0	0
Deferred financing, net	146,037	76,507	51,028
Other current assets	95,469	102,175	100,000
Total current assets	815,549	1,068,561	565,789
Non-current assets
Fixed assets	275,717	0	0
Intangibile assets, net	12,705	0	0
Total non-current assets	288,422	0	0
Total Assets	1,103,971	1,068,561	565,789
Current liabilities:
Accounts payable and accrued expenses	188,346	107,022	186,764
Accounts payable and accrued expenses - related party	807,001	2,140	2,140
Convertible notes payable, current portion	3,732,500	2,138,188	1,160,814
Interest payable	380,575	110,124	51,817
Warrant derivative liability	157,761	0	0
Total current liabilities	5,266,183	2,357,474	1,401,535
Non-current liabilities:
Convertible notes payable, less current portion	0	0	54,958
Total non-current liabilities	0	0	54,958
Total liabilities	5,266,183	2,357,474	1,456,493
Commitments and Contingencies (Note 11)
Stockholders' deficit:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 40,000,000, 35,284,000 and 35,284,000 shares issued and outstanding, June 30, 2013 and 2012 and December 31, 2011, respectively	40,000	35,284	35,284
Common stock subscribed	0	(35,284)	(35,284)
Additional paid-in capital	3,814,258	100	100
Deficit accumulated during the development stage	(8,016,470)	(1,289,013)	(890,804)
Total stockholders' deficit	(4,162,212)	(1,288,913)	(890,704)
Total Liabilities and Stockholders' Deficit	$ 1,103,971	$ 1,068,561	$ 565,789

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	40,000,000	35,284,000	35,284,000
Common stock, shares outstanding	40,000,000	35,284,000	35,284,000

Consolidated Statements of Operations (USD $)	6 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
Operating expenses
Consulting fees	$ (56,000)	$ 647,925	$ 160,500	$ 900,504
Compensation and benefits	150,813	4,485,064	0	4,635,877
Research and development	0	3,494	0	3,494
Insurance	7,684	101,276	9,910	118,870
Meals and entertainment	2,302	17,670	9,810	29,782
Professional fees	28,657	620,162	96,954	802,943
Rent	25,451	73,256	29,745	131,952
Travel	63,224	90,048	63,979	239,133
Amortization	0	295	0	295
General and administrative	5,770	67,691	22,078	103,286
Total operating expenses	227,901	6,106,881	392,976	6,966,136
Loss from operations	(227,901)	(6,106,881)	(392,976)	(6,966,136)
Other income (expense)
Interest income	24,436	106,044	7,111	137,591
Interest expense	(194,744)	(568,859)	(204,350)	(1,030,164)
Derivative expense	0	(157,761)	0	(157,761)
Total other income (expense)	(170,308)	(620,576)	(197,239)	(1,050,334)
Net loss	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)
Net loss per common share - basic	$ (0.01)	$ (0.18)	$ (0.02)
Net loss per common share - diluted	$ (0.01)	$ (0.18)	$ (0.02)
Weighted average number of common shares outstanding - basic	35,284,000	37,227,407	35,284,000
Weighted average number of common shares outstanding - diluted	35,284,000	37,227,407	35,284,000

Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Common Stock Subscribed	Additional Paid in Capital	Deficit Accumulated During the Development Stage
Balance at Mar. 23, 2010	$ 100	$ 0	$ 0	$ 100	$ 0
Balance (in shares) at Mar. 23, 2010		0
Net loss	(300,589)	0	0	0	(300,589)
Balance at Dec. 31, 2010	(300,489)	0	0	100	(300,589)
Balance (in shares) at Dec. 31, 2010		0
Issuance of common stock (in shares)		35,284,000
Issuance of common stock	0	35,284	(35,284)	0	0
Net loss	(590,215)	0	0	0	(590,215)
Balance at Dec. 31, 2011	(890,704)	35,284	(35,284)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		35,284,000
Net loss	(398,209)	0	0	0	(398,209)
Balance at Jun. 30, 2012	(1,288,913)	35,284	(35,284)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		35,284,000
Stock-based compensation	3,687,502	0	0	3,687,502	0
Warrant expense	191,126	0	0	191,126	0
Conversion of equity in reverse merger acquisition	(24,470)	4,716	35,284	(64,470)	0
Conversion of equity in reverse merger acquisition (in shares)		4,716,000
Net loss	(6,727,457)	0	0	0	(6,727,457)
Balance at Jun. 30, 2013	$ (4,162,212)	$ 40,000	$ 0	$ 3,814,258	$ (8,016,470)
Balance (in shares) at Jun. 30, 2013		40,000,000

Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001

Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)
Amortization of notes payable discount	77,416	19,312	138,939	287,500
Amortization of deferred financing costs	59,021	279,096	23,972	362,089
Amortization of intangible asset	0	295	0	295
Stock-based compensation expense	0	3,687,502	0	3,687,502
Derivative expense	0	157,761	0	157,761
Changes in operating assets and liabilities:
(Increase) decrease in other assets	(2,175)	6,706	(75,000)	(170,469)
Increase in due from related parties	0	(206,609)	(3,496)	(206,609)
Increase (decrease) in accounts payable and accrued expenses	(79,742)	80,117	101,144	189,379
Increase in accounts payable and accrued expenses - related party	0	804,861	0	804,861
Increase in interest payable	58,307	270,451	41,439	380,575
Net Cash Used In Operating Activities	(285,382)	(1,627,965)	(363,217)	(2,523,586)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	0	(11,717)	0	(11,717)
Acquisition of assets	0	(500,000)	0	(500,000)
(Increase) decrease in interest receivable	(24,436)	28,206	(7,111)	(3,341)
Issuance of note receivable - related party	(425,450)	(305,603)	(407,004)	(1,138,057)
Payments on note receivable - related party	0	974,228	0	974,228
Net Cash Provided By (Used In) Investing Activities	(449,886)	185,114	(414,115)	(678,887)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on financing costs	(84,500)	(157,500)	0	(242,000)
Proceeds from issuance of convertible notes payable	845,000	1,575,000	813,000	3,480,500
Repayments of convertible notes payable	0	0	(35,500)	(35,500)
Net Cash Provided By Financing Activities	760,500	1,417,500	777,500	3,203,000
Net increase (decrease) in cash	25,232	(25,351)	168	527
Cash - Beginning of Period	646	25,878	478	0
Cash - End of Period	25,878	527	646	527
Cash Paid During the Period for:
Taxes	0	0	0	0
Interest	0	0	0	0
Non-Cash Transactions:
Assumption of accrued expenses in reverse merger	0	1,207	0	1,207
Assumption of due to/from related party in reverse merger	0	23,263	0	23,263
Assets acquired in asset acquisition:
Inventory	0	223,000	0	223,000
Fixed Assets	0	264,000	0	264,000
Intangible assets	0	13,000	0	13,000
Cash paid for asset acquisition	$ 0	$ 500,000	$ 0	$ 500,000

Nature of Operations	12 Months Ended
Jun. 30, 2013
Nature Of Operation [Abstract]
Nature Of Operation [Text Block]
Note 1 Nature of Operations

These financial statements represent the consolidated financial statements of AntriaBio, Inc. (“AntriaBio”), formerly known as Fits My Style, Inc., and its wholly owned operating subsidiary, AntriaBio Delaware, Inc. (“Antria Delaware”). AntriaBio and Antria Delaware are collectively referred to herein as the “Company”.

On January 31, 2013, Antria Delaware merged with AntriaBio, a public company pursuant to a share exchange agreement in which the existing shareholders of Antria Delaware exchanged all of their issued and outstanding shares of common stock of Antria Delaware for 35,284,000 shares of common stock of AntriaBio (the “Reverse Merger”). After the consummation of the Reverse Merger, stockholders of Antria Delaware own 88.2% of AntriaBio’s outstanding common stock.

As a result of the Reverse Merger, Antria Delaware became a wholly owned subsidiary of AntriaBio. For accounting purposes, the Reverse Merger was treated as a reverse acquisition with Antria Delaware as the acquirer and AntriaBio as the acquired party. As a result, the business and financial information included in this Annual Report on Form 10-K is the business and financial information of Antria Delaware. The accumulated deficit of AntriaBio has been included in additional paid-in-capital. Pro-forma information has not been presented as the financial information of AntriaBio was insignificant.

The fiscal year of Antria Delaware had been December 31 and due to the reverse merger Antria Delaware had changed its fiscal year end to June 30 on June 30, 2012. The financial statements show the transition period from December 31, 2011 to June 30, 2012.

Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Organization Consolidation and Presentation Of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 2 Summary of Significant Accounting Policies

The principal accounting policies applied in the preparation of these financial statements are set out below.

Basis of Presentation - The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Principals of Consolidation – These consolidated financial statements include the accounts of AntriaBio, Inc. and its wholly owned subsidiary. All material intercompany transactions and balances have been eliminated.

Development Stage - The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include equity and debt based financing and the development of the business plan.

Accounting Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the accompanying notes. Such estimates and assumptions impact, among others, the following: estimated useful lives and potential impairment of intangible assets, the fair value of share-based payments, estimates of the probability and potential magnitude of contingent liabilities and the valuation allowance for deferred tax assets due to continuing and expected future operating losses. Actual results could differ from those estimates.

Risks and Uncertainties - The Company's operations may be subject to significant risk and uncertainties including financial, operational, regulatory and other risks associated with a development stage company, including the potential risk of business failure. See above regarding change in business and see Note 3 regarding going concern matters.

Cash and Cash Equivalents - In the statement of cash flows, cash and cash equivalents includes cash in hand and other short-term highly liquid investments with original maturities of three months or less.

Note Receivable – Related Party – Notes receivable represent amounts due to the Company, and are recorded at cost less an allowance for note losses, if necessary.

Deferred Finance Costs - Direct, incremental finance costs related to the convertible notes payables are amortized over the term of the respective instrument through charges to interest expense using the effective interest method. Net deferred financing cost were $146,037, $76,507 and $51,028 as of June 30, 2013, and 2012 and December 31, 2011, respectively, which is net of accumulated amortization of $362,088, $82,793 and $23,972 as of June 30, 2013 and 2012 and December 31, 2011, respectively. All deferred finance costs will amortize in 2014.

Fixed Assets - Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives. The fixed assets have not been placed in service as of June 30, 2013 and are therefore have not begun depreciating.

Intangible Assets – Costs of establishing patents, consisting of legal and filing fees paid to third parties, are expensed as incurred. The value of the current intangible asset is based on the asset values assigned in the asset acquisition discussed in Note 5. The intangible assets are being amortized over 11 years which is the remaining life of the patents acquired.

Due from Related Parties - Due from related parties represent obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers, have been paid for on behalf of a related party, and are classified as a current receivable if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current assets.

Convertible Notes Payable - Borrowings are recognized initially at the principal amount received. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in the statements of operation over the period of the borrowings using the effective interest method.

Beneficial Conversion Feature of Convertible Notes Payable - The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options, Emerging Issues Task Force ("EITF") 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No 98-5 To Certain Convertible Instruments. The Beneficial Conversion Feature ("BCF") of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible note when issued and also records the estimated fair value of any warrants issued with those convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note's proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The Company calculates the fair value of warrants issued with the convertible note using the Black Scholes valuation model and uses the same assumptions for valuing any employee options in accordance with ASC Topic 718 Compensation – Stock Compensation. The only difference is that the contractual life of the warrants is used.

The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on a relative fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense using the effective interest method.

Revenue – The Company recognizes revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collection is reasonably assured.

Operating Expenses - Expenses necessary to generate revenue are expensed in the period incurred.

Income Taxes – On July 14, 2011, Antria Delaware converted from a limited liability company to a C-corporation. As a limited liability company for federal and state income tax purposes, Antria Delaware’s earnings and losses are passed directly through to its members and included in the personal tax returns of its members. Accordingly, the statements of operations do not include any provision for income taxes for the period from March 24, 2010 (inception) through July 14, 2011.

After July 14, 2011, the Company accounts for income taxes under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which would be recorded on the Company’s balance sheets in accordance with ASC 740, which established financial accounting and reporting standards for the effect of income taxes. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent the Company believes that recovery is not likely, the Company must establish a valuation allowance. Changes in the Company’s valuation allowance in a period are recorded through the income tax provision on the statements of operations.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the implementation of ASC 740, the Company recognized no material adjustment in the liability for unrecognized income tax benefits. The Company recognizes interest and penalties, if any, as a component of income tax expense. There were no interest or penalties recorded or accrued at June 30, 2013 or 2012. Similarly, as of June30, 2013, the Company has no uncertain tax positions. The Company is still subject to income tax examinations for all federal and Colorado taxes since inception.

Segment Reporting – Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer and the board of directors that makes strategic decisions. The Company operates one segment.

Comprehensive Income (Loss) – Comprehensive income (loss) is defined as all changes in stockholder’s equity from transactions and other events and circumstances. Therefore, comprehensive income (loss) includes our net loss and all charges and credits made directly to stockholder’s equity other than stockholders contributions and distributions. As of June 30, 2013 and 2012, the Company has no items other than net loss affecting comprehensive loss.

Income (Loss) Per Common Share – Basic income (loss) per common share is calculated by dividing the net income (loss) available to the common shareholders by the weighted average number of common shares outstanding during that period. Diluted earnings per share is calculated on the treasury stock method, by dividing income available to common shareholders, adjusted for the effects of dilutive convertible securities, by the weighted average number of shares of common shares outstanding during the period and all additional common shares that would have been outstanding had all potential dilutive common shares been issued.

Although there were common stock equivalents of 10,172,431 shares outstanding at June 30, 2013, consisting of stock options; warrants and convertible notes with a fixed conversion price; they were not included in the calculation of earnings per share because they would have been anti-dilutive.

Fair Value of Financial Instruments - From inception, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which provides a framework for measuring fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard also expands disclosures about instruments measured at fair value and establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

·	Level 1: Quoted prices for identical assets and liabilities in active markets;
·
Level 2: Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

·	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts of financial instruments including cash and cash equivalents, notes receivable – related party, due from related parties, and notes payable approximated fair value as of June 30, 2013 and 2012 and December 31, 2011 due to the relatively short maturity of the respective instruments.

The warrant derivative liability recorded as of June 30, 2013 is recorded at an estimated fair value based on a Black-Scholes pricing model. The warrant derivative liability is a level 3 fair value instrument with the entire change in the balance recorded through earnings. See significant assumptions in Note 9.

Reclassifications – Certain amounts reported in prior years in the Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

Subsequent Events – The Company has considered subsequent events through the date of issuance of this Report on Form 10-K, and has determined no additional disclosure is necessary.

Going Concern	12 Months Ended
Jun. 30, 2013
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
Note 3 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss of $6,727,457 and net cash used in operations of $1,627,965 for the year ended June 30, 2013, and a working capital and stockholders’ deficit of $4,162,212 and a deficit accumulated during the development stage of $8,016,470 at June 30, 2013.  In addition, the Company is in the development stage and has not yet generated any revenues. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company expects that its current cash resources as well as expected lack of operating cash flows will not be sufficient to sustain operations for a period greater than one year. The ability of the Company to continue its operations is dependent on Management's plans, which include continuing to raise equity based financing. There is no assurance that the Company will be successful in accomplishing this objective.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2013
Critical Accounting Estimates And Judgments [Abstract]
Critical Accounting Estimates and Judgments [Text Block]
Note 4 Critical Accounting Estimates and Judgments

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year include:

Note Receivable – Related Party - The Company is required to exercise judgement in determining to collectability of its note receivable from a related party, including a determination of the counterparty’s ability to repay its obligation to the Company. This assessment includes management’s judgement about the ability of the debtor to generate additional sources of financing, revenue, and ultimately adequate cash flows to service the note receivable.

Warrant Derivative Liability – The Company is required to exercise judgment in calculating the fair value of the warrant derivative liability. The fair value calculation includes several inputs that are subject to management’s judgement. Management reviews these inputs on a regular basis to determine that the values used in the calculation are consistent with current economic events and historical events.

Contingent Liabilities - The Company is required to make judgments about contingent liabilities including the probability of pending and potential future litigation outcomes that, by their nature, are dependent on future events that are inherently uncertain. In making its determination of possible scenarios, management considers the evaluation of outside counsel knowledgeable about each matter, as well as known outcomes in case law.

Income Taxes - Significant judgement is involved in determining the Company’s provision for income taxes, including any valuation allowance on deferred income tax assets. There are certain transactions and computations for which the ultimate tax determination is uncertain during the normal course of business. The Company recognizes liabilities for expected tax issues based upon estimates of whether additional taxes will be due. Where the final outcome of these matters is different from the amounts that were initially recognized, such difference will impact the income tax and deferred tax positions in the year in which such determination is made.

Acquisition of Assets	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 5 Acquisition of Assets

On January 30, 2013, the Company closed on an asset purchase agreement with the Chapter 7 Estate of PR Pharmaceuticals, Inc. (PRP). Pursuant to the agreement, the Company has acquired certain tangible and intangible assets in exchange for $400,000 in cash plus an initial deposit of $100,000 paid to the Chapter 11 Trustee of PRP which is included in the purchase price, plus contingent consideration up to a maximum amount of $44,000,000.

As the purchase was treated as an asset acquisition, the value assigned for the assets acquired was valued based on the estimated fair value of the assets and liabilities. The allocation of the price paid in cash is as follows:

Material inventory	$223,000
Fixed assets	264,000
Intangible assets	13,000
$500,000

The contingent consideration is payable in the following amounts, upon the occurrence of the following events:
  Two million dollars ($2,000,000) related to the initiation of Phase 2b clinical studies for a multi-day injectable insulin, payable 30 days after the first dosing of a patient in a formal Phase 2b clinical study;
  Two million dollars ($2,000,000) to be paid within 30 days after the exclusive license of the multi-day injectable insulin in the United States to a commercial pharmaceutical company.
  Five million dollars ($5,000,000) after the initiation of Phase 3 clinical studies for the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the first dosing of a patient in a formal Phase 3 clinical study.
  Ten million dollars ($10,000,000) upon the approval by the FDA or EMEA to allow the marketing and sales of the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the receipt of the approval letter or notice from the FDA or EMEA.
  Twenty five million dollars ($25,000,000) if the twelve month cumulative sales of the multi-day injectable insulin by the Company or a licensee of the Company reaches five hundred million dollars ($500,000,000) in any one given twelve consecutive month period, so long as such period occurs during the life of the patents included in the purchased assets, payable 90 days after the twelfth month in which sales equaled or exceeded five hundred million dollars.
 All contingent consideration events must occur within five years of the closing of the asset purchase agreement. If an event is not reached within five years, no remaining contingent consideration would be required to be paid. No contingent events have occurred through the report date.

Related Party Transactions	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. The balance due on the line of credit as of June 30, 2013 and 2012 was $163,829 and $832,454, respectively, plus accrued interest of $3,341 and $31,547, respectively. The Company was obligated to fund the unused amount under the line of credit through maturity of the line of credit. The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%. The interest rate at June 30, 2013 was 8.25%. The line of credit is for a period of one year and matured on August 31, 2012. A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012. The line of credit is secured by one million shares of the related party’s common stock. As of June 30, 2013, there was no allowance for note loss recorded on the receivable.

During the year ended June 30, 2013, the Company incurred consulting expenses of $598,995 and professional expenses of $135,000, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2013, $807,001 of related party expenses are recorded in accounts payable and accrued expenses – related party.

During the six month period ended June 30, 2012, the Company incurred consulting expenses of $55,000 for services performed by related parties of the Company and included in the statements of operations. During the six month period ended June 30, 2012, the Executive Chairman released the Company from its obligation to pay its consulting obligations in the amount of $117,500. Accordingly, accrued expenses and consulting fees were reduced. During the six month period ended June 30, 2012, the Company also incurred $35,000 of financing fees with a related party which are recorded in deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

During the year ended December 31, 2011, the Company incurred consulting expenses of $155,000 for services performed by related parties of the Company and is included in the statements of operations. As of December 31, 2011, $145,200 of related party expenses are recorded in accrued expenses. The Company also incurred $75,000 of financing fees with a related party which are recorded as deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

As of June 30, 2013, the due from related party was $183,346 for expenses paid on behalf of related parties.

Convertible Notes Payable	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 Convertible Notes Payable

2010 Notes (See (A) below.) - During 2010 and 2011, the Company issued 8% convertible notes payable for which principal and interest is due two years after date of issuance. The Company is required to pay a loan fee equal to 100% of the notes principal balance, which is recorded as a loan discount and being amortized on the effective yield method over the term of the notes.

Upon the close of a “Financing”, which means any third party capital investment in the Company, in cash, that is two million, five hundred thousand dollars ($2,500,000) or greater, the outstanding principal balance and at the option of the Lender, the unpaid accrued interest on these convertible notes shall convert in whole into the number of whole shares of common stock obtained by dividing the outstanding principal balance and unpaid accrued interest on these convertible notes at the time of such Financing, by the Conversion Price. The “Conversion Price” under these notes shall initially be 65% of the common share price of the Financing, subject to adjustment as provided herein. If the Company elects to pay the accrued interest on these convertible notes in cash, the accrued interest payment shall be due on the date the principal amount is converted to common stock.

2011 Notes (See (B) below.) – During June 2011, the Company issued 8% convertible notes payable via Private Placement Memorandum (“PPM”). The PPM authorizes the issuance of up to $2,000,000 of convertible notes payable for which principal and interest is due one year after date of issuance. Pursuant to the terms of the PPM, upon an offering by the Company of common stock totaling at least $5 million (a “Qualified Offering”) the notes will automatically and on a mandatory basis convert (the “Mandatory Conversion”) into common shares of the Company and the right to receive warrants. On the date of closing of a Qualified Financing of common shares, the Notes will convert into common shares of the Company at a price equal to 65% of the price per common share of the Qualified Financing (the “Mandatory Conversion Price”), subject to a maximum conversion pre-money valuation of $20 million, and the right to receive Warrants. The conversion will include the face amount of the Notes and include any accrued and unpaid interest. For each common share received as a result of the Mandatory Conversion, the Investor will receive one (1) warrant to purchase one (1) common share of the Company at an exercise price equal to 135% of the price per common share at which the Notes are converted pursuant to the Mandatory Conversion. The warrants will be exercisable at any time for a period of five years from the date of the Qualified Offering.

2011 Notes (See (C) below) – In September 2011, the Company amended its 2011 PPM (above) to remove the mandatory conversion feature and to permit conversion of the notes payable at the option of the lender. The remaining terms remain essentially the same as the 2011 Notes described above.

On July 1, 2012, the Company amended its June 15, 2011 PPM on its twelve month, 8% convertible notes payable to issue up to an additional $2,000,000 in convertible notes and to extend it offering termination date to October 1, 2012. In addition, the amended PPM changes the definition of a “Qualified Financing” from $5 million to $2.5 million. On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million. With each share of common stock received, the investor will also receive a warrant to purchase two shares of common stock at 135% of the price per common stock at the time the note was converted. The Company reserved the right to withdraw the offering at any time.

2012 Notes (See (D) below) - In December 2012, the Company amended its PPM on its twelve month, 8% convertible notes payable to issue up to an additional $1,000,000 in convertible notes and to extend the offering termination to December 31, 2012. On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $0.75 per share. With each share of common stock received, the investor will also receive a warrant to purchase one share of common stock at 150% of the price per common stock at the time the note was converted.

The convertible notes outstanding as of June 30, 2013 include:

2010 Notes (A)	$562,500
2011 Notes (B)	645,000
2011 Notes (C)	1,700,000
2012 Notes (D)	825,000
Balance at June 30, 2013	$3,732,500

The notes originated at various dates from April 2010 through January 2013 and mature at various dates from February 2012 to January 2014.

As of June 30, 2013, $2,157,500 of the convertible notes matured and payments were due, with an additional $750,000 of notes maturing prior to the report date. The convertible notes were not repayed and are accruing interest at a rate of 8% for the 2010 Notes that had matured and 12% for the 2011 Notes that had matured.

The convertible notes outstanding as of June 30, 2012 and December 31, 2011 include:

	2012
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount
2010 Notes (A)	$562,500	$(19,312)	$543,188
2011 Notes (B)	645,000	-	645,000
2011 Notes (C)	950,000	-	950,000
Balance at June 30, 2012	$2,157,500	$(19,312)	$2,138,188

	2011
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount
2010 Notes (A)	$562,500	$(96,728)	$465,772
2011 Notes (B)	550,000	-	550,000
2011 Notes (C)	200,000	-	200,000
Balance at December 31, 2011	$1,312,500	$(96,728)	$1,215,772

Shareholders' Equity (Deficit)	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 8 Shareholders’ Equity (Deficit)

Common Stock - The Company is authorized to issue 200,000,000 shares of $0.001 par-value common stock. All shares of the Company’s common stock have equal rights and privileges with respect to voting, liquidation and dividend rights. Each share of common stock entitles the holder thereof to:

  One non-cumulative vote for each share held of record on all matters submitted to a vote of the stockholders;
  To participate equally and to receive any and all such dividends as may be declared by the Board of Directors out of funds legally available therefore; and
  To participate pro rata in any distribution of assets available for distribution upon liquidation.
Stockholders have no pre-emptive rights to acquire additional shares of common stock or any other securities. Common shares are not subject to redemption and carry no subscription or conversion rights.

Prior to the Reverse Merger, Antria Delaware had 90,000,000 common stock authorized at a par value of $0.00001.

Preferred Stock – The Company is authorized to issue 20,000,000 shares of Preferred Stock with each share having a par value of $0.001. No preferred shares are designated and there are no preferred shares issued and outstanding as of June 30, 2013.

Prior to the Reverse Merger, Antria Delaware had 10,000,000 preferred stock shares authorized at a par value of $0.01.

The Company issued no shares of common or preferred stock during the year ended June 30, 2013 other than those shares issued as part of the Reverse Merger. The Company has not declared or paid any dividends or returned any capital to shareholders as of June 30, 2013. On July 3, 2012 the Company issued warrants to a placement agent to purchase 1,400,000 shares of common stock from the date of issuance through five years when the warrants expire. On August 15, 2012 the Company issued warrants to two placement agents to purchase up to 248,542 shares of common stock from the date of issuance through five years when the warrants expire. On February 2, 2013, the Company issued warrants to a placement agent to purchase up to 110,000 shares of common stock from the date of issuance through five years when the warrants expire.

Equity Incentive Plan - The Company granted 9,050,000 stock options to four officers and/or directors of the Company and to two contractors of the Company.

Stock-Based Compensation	12 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
Share Based Compensation [Text Block]
Note 9 Stock-Based Compensation

Options - The Company adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 9,000,000 option shares with an exercise price of $0.75 per share. Options to purchase 4,916,667 shares vested immediately, options to purchase 3,250,000 shares vest monthly over 3 years and 833,333 shares vest on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 50,000 shares with an exercise price of $0.75 per share. Options to purchase 12,500 shares vested immediately with the remaining shares vesting at various dates through October 2014.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6

Exercisable at June 30, 2013	6,213,890	$0.75	4.6

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as payroll expense of $3,687,502 for the year ended June 30, 2013. The unrecognized stock-based compensation expense at June 30, 2013 is $1,683,088. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the period of service.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1

The Company issued warrants to purchase 248,542 shares of common stock at a price of $0.33 per share, exercisable from August 2012 through August 2017 in connection with the closing of convertible notes payable on specific PPMs. The Company issued a warrant to purchase 1,400,000 shares of common stock at a price to be determined at a qualified financing, exercisable from August 2012 through August 2017 in connection with the closing of over one million dollars in convertible notes payable. The Company issued warrants to purchase 110,000 shares of common stock at a price of $0.85 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific PPMs.

The warrants for the 248,542 and 1,400,000 shares of common stock are accounted for under liability accounting and are fair valued at each reporting period. The 248,542 warrants value as of June 30, 2013 was $157,761 and is recorded as a liability on the consolidated balance sheet with the fair value adjustment recorded as derivative expense on the consolidated statement of operations. The value of the 1,400,000 warrants cannot be determined until a qualified financing occurs. The warrants for the 110,000 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees.

These warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 10 Income Taxes

Taxing jurisdictions related to income taxes are the Unites States Federal Government and the State of Colorado. The provision for income taxes is as follows:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011
Current tax benefit
Federal	$-	$-	$-
State	-	-	-
	-	-	-
Deferred tax benefit
Federal	2,052,267	84,537	89,142
State	184,451	12,071	12,729
Change in valuation allowance	(2,236,718)	(96,608)	(101,871)
	-	-	-
Total tax expense	$-	$-	$-

Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2013, and 2012 and December 31, 2011:

	June 30, 2013	June 30, 2012	December 31, 2011
Deferred tax assets
Net operating loss carryforward	$562,335	$23,026	$22,120
Start-up and organizational expenses	580,219	175,453	79,751
Stock-based compensation	1,265,350	-	-
Derivative expense	60,943	-	-
Other	(26)	-	-
Total deferred tax assets	2,468,821	198,479	101,871

Valuation allowance	(2,468,821)	(198,479)	(101,871)
Net deferred taxes	$-	$-	$-

The valuation allowance was established because the Company had not reported earnings in order to support the recognition of the deferred tax asset. The Company has net operating loss carryforwards of approximately $1,453,000 for federal and state income tax purposes. Federal and state net operating loss carryforwards, to the extent not used, will expire starting in 2031.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011
Computed "expected" tax expense (benefit)	$(2,293,815)	$(135,391)	$(130,960)
Change in income taxes from:
State taxes net of federal benefit	(184,451)	(12,168)	(11,770)
Permanent differences	241,548	50,951	40,859
Change in valuation allowance	2,236,718	96,608	101,871
	$-	$-	$-

Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 11 Commitments and Contingencies

Employment Agreements - The Company entered into employment agreements with the officers of the Company.

On April 1, 2012, the Company entered into an employment agreement with its Executive Chairman. This agreement provides for a limited initial salary of $250,000. This salary is raised to the base salary of $325,000 when the Company raises an aggregate of five million dollars in financing. In addition to the salary, the Executive Chairman is entitled to an annual performance bonus equal to 30% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. The agreement also provides for stock options to purchase 5% of the shares of common stock of the Company calculated on a fully diluted basis, assuming conversion of all exercisable and convertible securities, at an exercise price equal to the fair value of these shares on the date of grant. These options will vest 50% on December 31, 2012 and the remaining shares vest equally over the following thirty-six months of service. The grant of these stock options is contingent upon the Company’s formal adoption of a stock option plan. Termination benefits for base salary and certain other benefits are provided for a period of up to twelve months.

On April 1, 2012, the Company entered into an employment agreement with its Chief Scientific Officer. This agreement provides for an initial salary of $275,000 through December 31, 2012 and a base salary $295,000 thereafter. The Chief Scientific Officer is also entitled to one-time bonuses totaling $275,000 upon achieving certain clinical testing milestones. Furthermore, the Chief Scientific Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. Termination benefits for base salary and certain other benefits are provided for a period of twelve months.

On June 18, 2012, the Company entered into an employment agreement with its Chief Executive Officer. This agreement provides for an initial salary of $230,000 from the effective date of the agreement until the executive commits full time to the Company’s business and his base salary increases to $350,000. The Chief Executive Officer is entitled to one- time bonus of $40,000 upon the close of a Company financing of at least $5,000,000. Furthermore, the Chief Executive Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. The agreement also provides for stock options to purchase 3,500,000 shares of common stock of the Company at an exercise price equal to the fair value of these shares on the date of grant. These options will vest 50% on December 31, 2012 and the remaining shares vest equally over the following thirty-six months of service. Termination benefits for base salary and certain other benefits are provided for a period of six months.

Advisory Agreement - On July 2, 2012, the Company entered into an advisory agreement whereby the Company receives services including, but not limited to finance and strategy, clinical design, project management and portfolio assessment. The Company agreed to pay a monthly retainer in the amount of $9,000 per month to cover general and administrative matters plus an hour fee ranging from $100 to $700 per hour for additional services provided.

Consulting Agreement - On July 1, 2012, the Company entered into a consulting agreement whereby the Company received services including, but not limited to, serving on the board of directors as lead independent director, assisting in efforts to obtain funding and assisting in business development. The Company agreed to pay a monthly retainer of $9,000 per month for these services.

Legal Matters - From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of June 30, 2013, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholders, is an adverse party or has a material interest adverse to our interest.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation - The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Consolidation, Policy [Policy Text Block]
Principals of Consolidation – These consolidated financial statements include the accounts of AntriaBio, Inc. and its wholly owned subsidiary. All material intercompany transactions and balances have been eliminated.

Development Stage Policy [Policy Text Block]
Development Stage - The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include equity and debt based financing and the development of the business plan.

Use of Estimates, Policy [Policy Text Block]
Accounting Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the accompanying notes. Such estimates and assumptions impact, among others, the following: estimated useful lives and potential impairment of intangible assets, the fair value of share-based payments, estimates of the probability and potential magnitude of contingent liabilities and the valuation allowance for deferred tax assets due to continuing and expected future operating losses. Actual results could differ from those estimates.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties - The Company's operations may be subject to significant risk and uncertainties including financial, operational, regulatory and other risks associated with a development stage company, including the potential risk of business failure. See above regarding change in business and see Note 3 regarding going concern matters.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents - In the statement of cash flows, cash and cash equivalents includes cash in hand and other short-term highly liquid investments with original maturities of three months or less.

Note Receivable - Related Party Policy [Policy Text Block]	Note Receivable – Related Party – Notes receivable represent amounts due to the Company, and are recorded at cost less an allowance for note losses, if necessary.

Deferred Charges, Policy [Policy Text Block]
Deferred Finance Costs - Direct, incremental finance costs related to the convertible notes payables are amortized over the term of the respective instrument through charges to interest expense using the effective interest method. Net deferred financing cost were $146,037, $76,507 and $51,028 as of June 30, 2013, and 2012 and December 31, 2011, respectively, which is net of accumulated amortization of $362,088, $82,793 and $23,972 as of June 30, 2013 and 2012 and December 31, 2011, respectively. All deferred finance costs will amortize in 2014.

Depreciation, Depletion, and Amortization [Policy Text Block]
Fixed Assets - Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives. The fixed assets have not been placed in service as of June 30, 2013 and are therefore have not begun depreciating.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets – Costs of establishing patents, consisting of legal and filing fees paid to third parties, are expensed as incurred. The value of the current intangible asset is based on the asset values assigned in the asset acquisition discussed in Note 5. The intangible assets are being amortized over 11 years which is the remaining life of the patents acquired.

Due from Related Parties [Policy Text Block]
Due from Related Parties - Due from related parties represent obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers, have been paid for on behalf of a related party, and are classified as a current receivable if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current assets.

Convertible Notes Payable [Policy Text Block]
Convertible Notes Payable - Borrowings are recognized initially at the principal amount received. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in the statements of operation over the period of the borrowings using the effective interest method.

Beneficial Conversion Feature of Convertible Notes Payable [Policy Text Block]
Beneficial Conversion Feature of Convertible Notes Payable - The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options, Emerging Issues Task Force ("EITF") 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No 98-5 To Certain Convertible Instruments. The Beneficial Conversion Feature ("BCF") of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible note when issued and also records the estimated fair value of any warrants issued with those convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note's proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The Company calculates the fair value of warrants issued with the convertible note using the Black Scholes valuation model and uses the same assumptions for valuing any employee options in accordance with ASC Topic 718 Compensation – Stock Compensation. The only difference is that the contractual life of the warrants is used.

The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on a relative fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense using the effective interest method.

Revenue Recognition, Policy [Policy Text Block]
Revenue – The Company recognizes revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collection is reasonably assured.

Selling, General and Administrative Expenses, Policy [Policy Text Block]	Operating Expenses - Expenses necessary to generate revenue are expensed in the period incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes – On July 14, 2011, Antria Delaware converted from a limited liability company to a C-corporation. As a limited liability company for federal and state income tax purposes, Antria Delaware’s earnings and losses are passed directly through to its members and included in the personal tax returns of its members. Accordingly, the statements of operations do not include any provision for income taxes for the period from March 24, 2010 (inception) through July 14, 2011.

After July 14, 2011, the Company accounts for income taxes under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which would be recorded on the Company’s balance sheets in accordance with ASC 740, which established financial accounting and reporting standards for the effect of income taxes. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent the Company believes that recovery is not likely, the Company must establish a valuation allowance. Changes in the Company’s valuation allowance in a period are recorded through the income tax provision on the statements of operations.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the implementation of ASC 740, the Company recognized no material adjustment in the liability for unrecognized income tax benefits. The Company recognizes interest and penalties, if any, as a component of income tax expense. There were no interest or penalties recorded or accrued at June 30, 2013 or 2012. Similarly, as of June30, 2013, the Company has no uncertain tax positions. The Company is still subject to income tax examinations for all federal and Colorado taxes since inception.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting – Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer and the board of directors that makes strategic decisions. The Company operates one segment.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss) – Comprehensive income (loss) is defined as all changes in stockholder’s equity from transactions and other events and circumstances. Therefore, comprehensive income (loss) includes our net loss and all charges and credits made directly to stockholder’s equity other than stockholders contributions and distributions. As of June 30, 2013 and 2012, the Company has no items other than net loss affecting comprehensive loss.

Earnings Per Share, Policy [Policy Text Block]
Income (Loss) Per Common Share – Basic income (loss) per common share is calculated by dividing the net income (loss) available to the common shareholders by the weighted average number of common shares outstanding during that period. Diluted earnings per share is calculated on the treasury stock method, by dividing income available to common shareholders, adjusted for the effects of dilutive convertible securities, by the weighted average number of shares of common shares outstanding during the period and all additional common shares that would have been outstanding had all potential dilutive common shares been issued.

Although there were common stock equivalents of 10,172,431 shares outstanding at June 30, 2013, consisting of stock options; warrants and convertible notes with a fixed conversion price; they were not included in the calculation of earnings per share because they would have been anti-dilutive.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments - From inception, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which provides a framework for measuring fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard also expands disclosures about instruments measured at fair value and establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

·	Level 1: Quoted prices for identical assets and liabilities in active markets;
·
Level 2: Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

·	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts of financial instruments including cash and cash equivalents, notes receivable – related party, due from related parties, and notes payable approximated fair value as of June 30, 2013 and 2012 and December 31, 2011 due to the relatively short maturity of the respective instruments.

The warrant derivative liability recorded as of June 30, 2013 is recorded at an estimated fair value based on a Black-Scholes pricing model. The warrant derivative liability is a level 3 fair value instrument with the entire change in the balance recorded through earnings. See significant assumptions in Note 9.

New Accounting Pronouncements, Policy [Policy Text Block]	Reclassifications – Certain amounts reported in prior years in the Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events – The Company has considered subsequent events through the date of issuance of this Report on Form 10-K, and has determined no additional disclosure is necessary.

Acquisition of Assets (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As the purchase was treated as an asset acquisition, the value assigned for the assets acquired was valued based on the estimated fair value of the assets and liabilities. The allocation of the price paid in cash is as follows:

Material inventory	$223,000
Fixed assets	264,000
Intangible assets	13,000
$500,000

Convertible Notes Payable (Tables)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule Of Convertible Notes Outstanding [Table Text Block]
The convertible notes outstanding as of June 30, 2013 include:

2010 Notes (A)	$562,500
2011 Notes (B)	645,000
2011 Notes (C)	1,700,000
2012 Notes (D)	825,000
Balance at June 30, 2013	$3,732,500

The notes originated at various dates from April 2010 through January 2013 and mature at various dates from February 2012 to January 2014.

As of June 30, 2013, $2,157,500 of the convertible notes matured and payments were due, with an additional $750,000 of notes maturing prior to the report date. The convertible notes were not repayed and are accruing interest at a rate of 8% for the 2010 Notes that had matured and 12% for the 2011 Notes that had matured.

The convertible notes outstanding as of June 30, 2012 and December 31, 2011 include:

	2012
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount
2010 Notes (A)	$562,500	$(19,312)	$543,188
2011 Notes (B)	645,000	-	645,000
2011 Notes (C)	950,000	-	950,000
Balance at June 30, 2012	$2,157,500	$(19,312)	$2,138,188

	2011
	Unpaid	Unamortized	Principal
	Principal	Discount	Net of Discount
2010 Notes (A)	$562,500	$(96,728)	$465,772
2011 Notes (B)	550,000	-	550,000
2011 Notes (C)	200,000	-	200,000
Balance at December 31, 2011	$1,312,500	$(96,728)	$1,215,772

Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6

Exercisable at June 30, 2013	6,213,890	$0.75	4.6

Schedule Of Warrants Issued To Agents Activity [Table Text Block]
AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1

Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]	Significant assumptions were as follows:
Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxing jurisdictions related to income taxes are the Unites States Federal Government and the State of Colorado. The provision for income taxes is as follows:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011
Current tax benefit
Federal	$-	$-	$-
State	-	-	-
	-	-	-
Deferred tax benefit
Federal	2,052,267	84,537	89,142
State	184,451	12,071	12,729
Change in valuation allowance	(2,236,718)	(96,608)	(101,871)
	-	-	-
Total tax expense	$-	$-	$-

Schedule Of Significant Deferred Tax Asset [Table Text Block]
Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2013, and 2012 and December 31, 2011:

	June 30, 2013	June 30, 2012	December 31, 2011
Deferred tax assets
Net operating loss carryforward	$562,335	$23,026	$22,120
Start-up and organizational expenses	580,219	175,453	79,751
Stock-based compensation	1,265,350	-	-
Derivative expense	60,943	-	-
Other	(26)	-	-
Total deferred tax assets	2,468,821	198,479	101,871

Valuation allowance	(2,468,821)	(198,479)	(101,871)
Net deferred taxes	$-	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011
Computed "expected" tax expense (benefit)	$(2,293,815)	$(135,391)	$(130,960)
Change in income taxes from:
State taxes net of federal benefit	(184,451)	(12,168)	(11,770)
Permanent differences	241,548	50,951	40,859
Change in valuation allowance	2,236,718	96,608	101,871
	$-	$-	$-

Nature of Operations (Details Textual)	0 Months Ended
Jan. 31, 2013
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	35,284,000
Business Acquisition, Percentage of Voting Interests Acquired	88.20%

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Deferred Finance Costs, Current, Net	$ 146,037	$ 76,507	$ 51,028
Accumulated Amortization, Deferred Finance Costs	$ 362,088	$ 82,793	$ 23,972
Income Tax Examination, Likelihood of Unfavorable Settlement	50
Common Stock, Shares, Outstanding	40,000,000	35,284,000	35,284,000
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Stock option
Summary of Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding	10,172,431

Going Concern (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 23, 2010
Net Loss	$ 398,209	$ 300,589	$ 6,727,457	$ 590,215	$ 8,016,470
Net Cash Used In Operating Activities	285,382		1,627,965	363,217	2,523,586
Total Stockholders' Equity (Deficit)	1,288,913	300,489	4,162,212	890,704	4,162,212	(100)
Deficit accumulated during the development stage	$ 1,289,013		$ 8,016,470	$ 890,804	$ 8,016,470

Acquisition of Assets (Details) (USD $)	1 Months Ended
Jan. 30, 2013
Material inventory	$ 223,000
Fixed assets	264,000
Intangible assets	13,000
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 500,000

Acquisition of Assets (Details Textual) (USD $)	1 Months Ended
Jan. 30, 2013
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 500,000
Asset purchase agreement
Business Acquisition, Cost of Acquired Entity, Cash Paid	400,000
Business Acquisition Purchases Price Allocation Assets Acquired	100,000
Asset purchase agreement | Licensee
Cumulative Sales Amount	500,000,000
Asset purchase agreement | Maximum
Business Acquisition Contingent Consideration At Fair Values	44,000,000
Asset purchase agreement | Exclusive license of multi day injectable insulin in us
Business Acquisition Contingent Consideration At Fair Values	2,000,000
Business Acquisition Contingent Consideration Amount Payment Period	30 days
Business Combination, Contingent Consideration Arrangements, Description	Two million dollars ($2,000,000) to be paid within 30 days after the exclusive license of the multi-day injectable insulin in the United States to a commercial pharmaceutical company.
Asset purchase agreement | Phase 2b Ccinical studies for multi day injectable insulin
Business Acquisition Contingent Consideration At Fair Values	2,000,000
Business Acquisition Contingent Consideration Amount Payment Period	30 days
Business Combination, Contingent Consideration Arrangements, Description	Two million dollars ($2,000,000) related to the initiation of Phase 2b clinical studies for a multi-day injectable insulin, payable 30 days after the first dosing of a patient in a formal Phase 2b clinical study;
Asset purchase agreement | Phase 3 clinical studies for the multi-day injectable insulin
Business Acquisition Contingent Consideration At Fair Values	5,000,000
Business Acquisition Contingent Consideration Amount Payment Period	30 days
Business Combination, Contingent Consideration Arrangements, Description	Five million dollars ($5,000,000) after the initiation of Phase 3 clinical studies for the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the first dosing of a patient in a formal Phase 3 clinical study.
Asset purchase agreement | Approval by fda or emea to allow marketing and sales of multi day injectable insulin
Business Acquisition Contingent Consideration At Fair Values	10,000,000
Business Acquisition Contingent Consideration Amount Payment Period	30 days
Business Combination, Contingent Consideration Arrangements, Description	Ten million dollars ($10,000,000) upon the approval by the FDA or EMEA to allow the marketing and sales of the multi-day injectable insulin by the Company or a licensee of the Company, payable 30 days after the receipt of the approval letter or notice from the FDA or EMEA.
Asset purchase agreement | Twelve month cumulative sales of multi day injectable insulin
Business Acquisition Contingent Consideration At Fair Values	$ 25,000,000
Asset purchase agreement | Twelve month cumulative sales of multi day injectable insulin | Licensee
Business Acquisition Contingent Consideration Amount Payment Period	90 days
Business Combination, Contingent Consideration Arrangements, Description	Twenty five million dollars ($25,000,000) if the twelve month cumulative sales of the multi-day injectable insulin by the Company or a licensee of the Company reaches five hundred million dollars ($500,000,000) in any one given twelve consecutive month period, so long as such period occurs during the life of the patents included in the purchased assets, payable 90 days after the twelfth month in which sales equaled or exceeded five hundred million dollars.

Related Party Transactions (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended		39 Months Ended
	Dec. 31, 2012	Sep. 01, 2011	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
Line of credit issued to related party		$ 1,000,000
Line of credit facility, amount outstanding			832,454	163,829		163,829
Line of credit facility accrued interest			31,547	3,341		3,341
Line of credit facility, interest rate description				The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%
Line of credit facility, interest rate at period end				8.25%		8.25%
Line of credit facility, interest rate during period	5.00%
Line of credit facility, description				The line of credit is for a period of one year and matured on August 31, 2012
Consulting expenses			55,000	598,995	155,000
Professional fees			28,657	620,162	96,954	802,943
Financing fees			35,000		75,000
Related party expenses				807,001	145,200	807,001
Due from related parties				183,346		183,346
Related parties
Professional fees			$ 117,500	$ 135,000

Convertible Notes Payable (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Unpaid Principal	$ 3,732,500	$ 2,157,500	$ 1,312,500
Unamortized Discount		(19,312)	(96,728)
Convertible notes payable	3,732,500	2,138,188	1,160,814
2010 Notes (A)
Unpaid Principal	562,500	562,500	562,500
Unamortized Discount		(19,312)	(96,728)
Convertible notes payable		543,188	465,772
2011 Notes (B)
Unpaid Principal	645,000	645,000	550,000
Unamortized Discount		0	0
Convertible notes payable		645,000	550,000
2011 Notes (C)
Unpaid Principal	1,700,000	950,000	200,000
Unamortized Discount		0	0
Convertible notes payable		950,000	200,000
2012 Notes (D)
Unpaid Principal	$ 825,000

Convertible Notes Payable (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2010
Third party capital investment				$ 2,500,000
Percentage of common share price of financing	65.00%			65.00%
Maximum convertible notes payable issuance	2,000,000	1,000,000	2,000,000
Qualified offering common stock	5,000,000
Maximum conversion pre money valuation	20,000,000
Percentage of exercise per share on price per common share	135.00%
Description of convertible notes		On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $0.75 per share.	On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million
Percentage of price per common share on warrant to purchase two shares of common stock			135.00%
Percentage of price per common share on warrant to purchase one share of common stock		150.00%
Percentage of accrued interest on convertible notes payable					8.00%	12.00%
Debt instrument, interest rate, stated percentage	8.00%	8.00%	8.00%		8.00%	8.00%
Convertible notes matured amount				2,157,500
Additonal Convertible Notes Matured Amount				750,000
Maximum
Qualified financing			5,000,000
Minimum
Qualified financing			$ 2,500,000

Shareholders' Equity Deficit (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock, shares authorized	200,000,000	200,000,000				200,000,000	200,000,000
Common stock, par or stated value per share	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000				20,000,000	20,000,000
Preferred stock, par or stated value per share	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Class of warrant or right, number of securities called by warrants or rights			110,000	248,542	1,400,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	50,000	9,050,000
Antriabio Delaware Inc
Common stock, shares authorized	90,000,000	90,000,000
Common stock, par or stated value per share	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par or stated value per share	$ 0.01	$ 0.01

Stock-Based Compensation (Details)	12 Months Ended
Jun. 30, 2013
Expected term (years)	5 years
Dividend yield	0.00%
Maximum
Expected volatility	111.00%
Risk free interest rate	1.05%
Minimum
Expected volatility	106.00%
Risk free interest rate	0.88%

Stock-Based Compensation (Details 1) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Number of Options
Outstanding			0
Granted	50,000	9,050,000
Outstanding	9,050,000	9,050,000
Exercisable	6,213,890	6,213,890
Weighted Average Exercise Price
Outstanding			$ 0
Granted		$ 0.75
Outstanding	$ 0.75	$ 0.75
Exercisable	$ 0.75	$ 0.75
Weighted Average Remaining Contractual Life
Outstanding		4 years 7 months 6 days	0 years
Exercisable		4 years 7 months 6 days

Stock-Based Compensation (Details 2) (Warrant, USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warrant
Number of Warrants - Outstanding		0
Number of Warrants - Warrants issued to placement agents	248,542
Number of Warrants - Warrants issued to placement agent	1,400,000
Number of Warrants - Warrants issued to placement agent	110,000
Number of Warrants - Outstanding	1,758,542
Weighted Average Exercise Price - Outstanding		$ 0
Weighted Average Exercise Price - Warrants issued to placement agents	$ 0.33
Weighted Average Exercise Price - Warrants issued to placement agent	$ 0
Weighted Average Exercise Price - Warrants issued to placement agent	$ 0.85
Weighted Average Exercise Price - Outstanding	$ 0.31
Weighted Average Remaining Contractual Life - Outstanding		0 years
Weighted Average Remaining Contractual Life - Outstanding	4 years 1 month 6 days

Stock-Based Compensation (Details 3)	12 Months Ended
Jun. 30, 2013
Expected term (years)	5 years
Dividend yield	0.00%
Maximum [Member]
Expected volatility	111.00%
Risk free interest rate	1.05%
Minimum [Member]
Expected volatility	106.00%
Risk free interest rate	0.88%
Warrant
Dividend yield	0.00%
Warrant | Maximum [Member]
Expected volatility	111.00%
Risk free interest rate	1.41%
Expected term (years)	5 years
Warrant | Minimum [Member]
Expected volatility	104.00%
Risk free interest rate	0.88%
Expected term (years)	4 years 1 month 6 days

Stock-Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		39 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	May 31, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		50,000		9,050,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 0.75
Share based compensation arrangement by share based payment award options shares purchased vested immediately	4,916,667			12,500
Share based compensation arrangement by share based payment award options shares purchased vested monthly	3,250,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term	3 years
Share based compensation arrangement by share based payment award options vested in period							833,333
Stock-based compensation			$ 0	$ 3,687,502	$ 0	$ 3,687,502
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options		1,683,088		1,683,088		1,683,088
Class of warrant or right, number of securities called by warrants or rights								110,000	248,542	1,400,000
Class Of Warrant, Value		157,761		157,761		157,761
Fair Value Of Class Of Warrants		$ 191,126		$ 191,126		$ 191,126
Stock option
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	9,000,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	0.75
Warrant One
Class of warrant or right, number of securities called by warrants or rights		248,542		248,542		248,542
Class of warrant or right, exercise price of warrants or rights		0.33		0.33		0.33
Warrant Two
Class of warrant or right, number of securities called by warrants or rights		1,400,000		1,400,000		1,400,000
Warrant Three
Class of warrant or right, number of securities called by warrants or rights		110,000		110,000		110,000
Class of warrant or right, exercise price of warrants or rights		0.85		0.85		0.85

Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011
Current tax benefit
Federal	$ 0	$ 0	$ 0
State	0	0	0
Total Current Tax Expense	0	0	0
Deferred tax benefit
Federal	84,537	2,052,267	89,142
State	12,071	184,451	12,729
Change in valuation allowance	(96,608)	(2,236,718)	(101,871)
Total Deferred Tax Expense	0	0	0
Total tax expense	$ 0	$ 0	$ 0

Income Taxes (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carryforward	$ 562,335	$ 23,026	$ 22,120
Start-up and organizational expenses	580,219	175,453	79,751
Stock-based compensation	1,265,350	0	0
Derivative expense	60,943	0	0
Other	(26)	0	0
Total defferred tax assets	2,468,821	198,479	101,871
Valuation allowance	(2,468,821)	(198,479)	(101,871)
Net deferred taxes	$ 0	$ 0	$ 0

Income Taxes (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011
Computed "expected" tax expense (benefit)	$ (135,391)	$ (2,293,815)	$ (130,960)
Change in income taxes from:
State taxes net of federal benefit	(12,168)	(184,451)	(11,770)
Permanent differences	50,951	241,548	40,859
Change in valuation allowance	96,608	2,236,718	101,871
Total tax expense	$ 0	$ 0	$ 0

Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011
Operating Loss Carryforwards		$ 1,453,000
Operating Loss Carryforwards Expiration Year		2031
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended	1 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012 Advisory Agreement	Jul. 31, 2012 Consulting Agreement	Jul. 31, 2012 Minimum Advisory Agreement	Jul. 31, 2012 Maximum Advisory Agreement	Apr. 01, 2012 Executive Chairman	Jun. 30, 2013 Executive Chairman	Dec. 31, 2012 Executive Chairman	Jun. 18, 2012 Chief Executive Officer	Jun. 30, 2013 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Chief Scientific Officer	Jun. 30, 2013 Chief Scientific Officer
Initial salary paid						$ 250,000			$ 230,000			$ 275,000
Increase decrease in base salary							325,000		350,000				295,000
Increase decrease in aggregate value of financing activities	5,000,000
Percentage of annual performance bonus							30.00%			40.00%			40.00%
Purchase of common stock shares percentage	5.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage								50.00%			50.00%
Bonus paid									40,000				275,000
Minimum value of financing activities									5,000,000
Proceeds from issuance of stock option to purchase of common stock	3,500,000
Services agreement expenses		$ 9,000	$ 9,000	$ 100	$ 700